Convertible Note (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Aug. 19, 2025
Loss on settlement of debt		$ (4,130,203)	$ 0	$ (6,770,814)	$ (882,279)	$ (909,486)	$ 0
Converted notes						23,400
Proceeds from issuance of convertible debt				1,909,000	1,031,320	1,206,320	0
Financing fee paid				197,415	0
Principal amount						54,000
Amortization of debt discount				2,226,678	72,996	$ 196,077	0
Conversion of stock to common stock						82,699
Accrued interest						$ 1,702
Converted Debt						130,462
Common share converted						$ 126,655
17 Note Holders [Member]
Convertible notes		1,121,000		1,121,000
Accrued interest		97,353		97,353
Debt discount		381,522		381,522
Convertible notes settle against derivstive liability		$ 2,127,000		$ 2,127,000
Convertible notes converted to common stock		507,661		507,661
Loss on settlement of debt				$ 2,640,611
Derivative liability								$ 1,604,000
Convertible associated derivative transactions description				note holders converted convertible notes issued in November and December 2024 and February 2025 of $1,850,000 and accrued interest of $114,897 into 818,709 shares of common stock. As a result, the Company settled convertible notes, accrued interest, debt discount of $1,324,787, and derivative liability of $354,000, and recorded loss on settlement of debt of $4,130,203
Convertible Note Agreement [Member]
Exercise price, per share				$ 3.00		$ 3.00
Debt discount				$ 2,075,000
Accrued interest		$ 24,878		24,878		$ 50,723	1,567
Original issued discount				166,000
Original issued discount for derivative liability				1,027,000
Interest expenses		49,473	20,879	186,405	21,014	50,723	$ 1,311
Convertible note Interest rate	2.00%
Converted notes		$ 1,121,000		1,121,000		1,121,000
Conversion price, per share	$ 1.08
Proceeds from issuance of convertible debt				$ 175,000		$ 175,000
Stock warrants issued		36,460		36,460		36,460
Financing fee paid				$ 89,680		$ 89,680
Accrued financing fee				14,000		14,000
Amortization of debt discount		$ 310,740	$ 72,996	$ 1,131,734	$ 72,996	$ 196,077
Interest rate				10.00%
Conversion of stock to common stock				233,550		233,550
Derivative liability						$ 645,457
Original Issued Discounts						103,680
Warrants discount						$ 546,863
Convertible Note Agreement One [Member]
Exercise price, per share				$ 3.00
Converted notes		$ 2,075,000		$ 2,075,000
Accrued financing fee				$ 166,000
Interest rate				10.00%
Conversion of stock to common stock				432,296